ADDITIONAL INFORMATION CONDENSED FINANCIAL STATEMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
VIE's Subsidiaries [Member] | PRC [Member]
Restricted net assets	$ 4,900,000	$ 4,900,000